PROPERTY, PLANT AND EQUIPMENT (Schedule of Composition and Movement of Property, Plant and Equipment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance		$ 22,579
Balance		25,178	$ 22,579
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		60,769	57,141
Additions		6,130	4,752
Sale and write-off		(1,037)	(1,124)
Balance		65,862	60,769
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		38,190	35,778
Depreciation and impairment		3,523	3,368
Sale and write-off		(1,029)	(956)
Balance		40,684	38,190
Depreciated cost as of December 31, 2017		25,178	22,579
Land and Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1]	27,618	26,701
Additions	[1]	781	963
Sale and write-off	[1]		(46)
Balance	[1]	28,399	27,618
Land and Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1]	12,606	11,237
Depreciation and impairment	[1]	1,310	1,402
Sale and write-off	[1]		(33)
Balance	[1]	13,916	12,606
Depreciated cost as of December 31, 2017	[1]	14,483	15,012
Machinery and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1],[2]	26,485	24,111
Additions	[1],[2]	3,151	3,220
Sale and write-off	[1],[2]	(34)	(846)
Balance	[1],[2]	29,602	26,485
Machinery and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1],[2]	19,972	19,310
Depreciation and impairment	[1],[2]	1,492	1,355
Sale and write-off	[1],[2]	(34)	(693)
Balance	[1],[2]	21,430	19,972
Depreciated cost as of December 31, 2017	[1],[2]	8,172	6,513
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		94	94
Additions
Sale and write-off		(28)
Balance		66	94
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		86	83
Depreciation and impairment		1	3
Sale and write-off		(28)
Balance		59	86
Depreciated cost as of December 31, 2017		7	8
Computers, software, equipment and office furniture [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		5,520	5,156
Additions		1,002	507
Sale and write-off			(143)
Balance		6,522	5,520
Computers, software, equipment and office furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		4,559	4,136
Depreciation and impairment		635	564
Sale and write-off			(141)
Balance		5,194	4,559
Depreciated cost as of December 31, 2017		1,328	961
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		1,052	1,079
Additions		1,196	62
Sale and write-off		(975)	(89)
Balance		1,273	1,052
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		967	1,012
Depreciation and impairment		85	44
Sale and write-off		(967)	(89)
Balance		85	967
Depreciated cost as of December 31, 2017		$ 1,188	$ 85

[1]	Including labor costs charged in 2017 and 2016 to the cost of facilities, machinery and equipment in the amount of $431 thousands and $510 thousands, respectively.
[2]	Including financing costs of $44 thousands and $11 thousands capitalized in 2017 and 2016 respectively, to the cost of machinery and equipment.